FULBRIGHT & JAWORSKI L.L.P.
A Registered Limited Liability Partnership
 666 Fifth Avenue, 31st Floor
New York, New York 10103-3198
 www.fulbright.com

Roy L. Goldman	direct dial:	(212) 318-3219
Partner	telephone:	(212) 318-3000
rgoldman@fulbright.com	facsimile:	(212) 318-3400

                      October 12, 2004

VIA EDGAR AND FEDERAL EXPRESS

Ms. Sara W. Dunton
Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Mail Stop 03-05
Washington, D.C. 20549-0305

  Re:
  U.S. Shipping Partners L.P.
  Registration Statement on Form S-1 filed on August 12, 2004
  File No. 333-118141

Dear Ms. Dunton:

        On behalf of U.S. Shipping Partners L.P. (the "Partnership"), we hereby submit to you Amendment No. 2 ("Amendment No. 2") to the Partnership's above referenced Registration Statement on Form S-1, reflecting changes made in response to the Staff's comment letter dated October 7, 2004.

        All responses to the comments set forth in this letter are submitted on behalf of the Partnership at its request. All responses to the accounting comments were prepared by the Partnership in consultation with its independent auditors. The following numbered paragraphs, which correspond to the numbered paragraphs of the October 7, 2004 comment letter and which include specific references to Amendment No. 2, set forth the Partnership's responses to the Staff's comments.

General

  1.
  We note that a portion of the proceeds from the offering will be used to redeem common units held by United States Shipping Master LLC if the over-allotment option is exercised. Supplementally provide us with a detailed explanation of this arrangement and file any executed documents relating to this arrangement as an exhibit to the filing. In your response, please detail the reasons why the transaction is structured as a sale by the issuer followed by a redemption of the common units, rather than as a distribution of Master LLC's common units. In addition, explain how this redemption serves as a "reimbursement" for the capital expenditures made by Master LLC as you indicate on page 8 and 39.

    Response: The sale by United States Shipping Master LLC ("Shipping Master") of its common units pursuant to the over-allotment option would be treated as a sale of those units for federal income tax purposes, resulting in taxable gain to Shipping Master. A redemption of those units by the Partnership will be treated instead as a distribution from the Partnership to Shipping Master and not a redemption of units for federal income tax purposes.

    That distribution would itself be taxable, except that there are exceptions to that taxability. One of those exceptions is a distribution from a partnership intended to be a reimbursement of capital expenditures for federal income tax purposes.

Ms. Sara W. Dunton
October 12, 2004

    For that reason, the over-allotment option proceeds are intended to be used to redeem common units of the Partnership owned by Shipping Master to ensure that the number of common units outstanding remains the same with and without exercise of the over-allotment option while at the same time intending that the distribution of those proceeds be treated for federal income tax purposes as a reimbursement of capital expenditures falling within that exception.

    Section 5.3(b) of the Partnership Agreement included as Appendix A in Amendment No. 2, and Article IV of the Contribution, Conveyance and Assumption Agreement, the form of which will be filed as Exhibit 10.2 to the Registration Statement, provide for the redemption of Shipping Master's common units upon the exercise of the over-allotment option.

  2.
  We note that you present information in the prospectus using an IPO price of $20.00 per share. Fill in the price range in the next amendment.

    Response: The Partnership has added the requested disclosure to the cover page of the preliminary prospectus included in Amendment No. 2 (the "Prospectus").

Cover

  3.
  Revise the bullets to more clearly and forcefully name the material risks. For example, include the information to the first bullet that you lacked funds to pay the minimum payment for all units for the last year and interim stub. Add sub-bullets giving the major ways the general partner can disadvantage common unitholders.

    Response: The Partnership has revised the cover page of the Prospectus in accordance with the Staff's comment.

  4.
  We reissue our prior comment 4. Please remove the identification of the "Joint Book-Running Managers" and "Co-Lead Manager" from the prospectus cover page.

    Response: The Partnership has deleted the language in accordance with the Staff's request.

  5.
  We reissue our prior comment 7. Please refer to Item 502(b) of Regulation S-K and accordingly move the dealer prospectus delivery obligation to appear on the back cover page of the prospectus.

    Response: The Partnership has moved the dealer prospectus delivery obligation language to the back cover page of the Prospectus in accordance with the Staff's request.

Summary, page 1

  6.
  Please disclose in bold the statement that estimated available cash from operating surplus during 2003 and the first half of 2004 would have been insufficient to pay the minimum quarterly distribution on all of our units. Also make it a bullet factor on the cover.

    Response: The Partnership has made the requested disclosure part of the first bullet point on the front cover, and has also added the disclosure as the first bullet point, in bold, on page 3 of the Prospectus.

Issuance of Additional Units, page 11

  7.
  Supplementally advise us of whether the additional common units that may be issued will be registered.

Ms. Sara W. Dunton
October 12, 2004

    Response: The Partnership supplementally advises the Staff that the additional common units that may be issued will either be registered or issued pursuant to an exemption from registration under the Securities Act of 1933.

  8.
  In that regard, supplementally provide us with a clarification of your disclosure that you can issue an unlimited number of common units for the redemption of outstanding common units if the redemption price does not exceed the net proceeds per unit. Describe your proposed method of issuing additional units and subsequently redeeming units, and discuss the circumstances pursuant to which this would occur.

    Response: The Partnership supplementally advises the Staff that it has removed from its draft Partnership Agreement the provision that would have allowed it to issue an unlimited number of common units for the redemption of outstanding common units if the redemption price did not exceed the net proceeds per unit, and has deleted the related discussion on pages 11 and 147 of the Prospectus.

Non-GAAP Financial Measures, page 15

  9.
  We note your response to prior comment number 12 but reissue our comment. Your response did not specifically address the comment as it relates to how your presentation of net voyage revenue complies with FR-65. We note your response such that net voyage revenue is considered a standard performance measure used in the maritime industry; however, to the extent that such non-GAAP measure is included in a registration statement or SEC filing, it must comply with FR-65, regardless of former standard industry practice. In this regard, as this non-GAAP performance measure includes adjustments that will recur every period, you should not present this non-GAAP measure in commission filings under the guidance in Item 10(e)(ii) of Regulation S-K. However, as an alternative, you can separately disclose the amount of voyage revenues and voyages expenses for each period and (i) explain that a standard maritime industry performance measure uses net voyage revenues which is computed as voyage revenues, net of voyage expenses; and (ii) discuss its use in the calculation of average daily time charter equivalents. Your disclosures should be limited to the items above without computing or disclosing the aggregate dollar amount of this non-GAAP performance measure, net voyage revenue. Please revise your disclosure and MD&A (page 65), accordingly.

    Response: The Partnership has revised the Prospectus to delete all references to a dollar amount of net voyage revenue.

  10.
  Reference is made to "Adjusted EBITDA". From your disclosure, you state that this non-GAAP measure is used as both a performance and liquidity measure. You specifically disclose that "Adjusted EBITDA" is used to assess compliance with certain financial covenants included in your debt agreements. However, we note no disclosure in your MD&A or notes to financial statements that discuss this material debt covenant. In accordance with the guidance in Question 10 of the June 13, 2003 Frequently Asked Questions on Non-GAAP Financial Measures, if management believes that "Adjusted EBITDA" is a material covenant in a material debt agreement, you should provide all disclosure specified in this Question or delete this non-GAAP liquidity measure accordingly.

    Response: The Partnership has revised the Prospectus to delete all references to Adjusted EBIDTA and the Prospectus now includes only disclosure regarding EBITDA in accordance with FR-65.

Ms. Sara W. Dunton
October 12, 2004

  11.
  Please note that the guidance in this question also states that discussion of this non-GAAP financial measure for other purposes would not be permitted unless otherwise allowable under Item 10(e) of Regulation S-K. In this regard, it appears that disclosure of "Adjusted EBITDA" as a performance measure (reconciled to Net Income (Loss)) does not appear appropriate under the guidance of Item 10(e) of Regulation S-K, as the adjustment for (Gains) Loss on Debt Extinguishment is reasonably likely to recur again with the repayment of debt outstanding. Furthermore, the adjustment for other income, net is not appropriate when presenting EBITDA as a performance measure, as one should only adjust net income by interest, taxes and depreciation and amortization in reconciling to EBITDA. Please delete "Adjusted EBITDA" as a performance measure, accordingly. Similarly revise your MD&A (page 65).

    Response: The Partnership has revised the Prospectus to delete all references to Adjusted EBITDA and the Prospectus now includes only disclosure regarding EBITDA in accordance with FR-65.

We rely on a limited number of customers, page 23

  12.
  Name each customer who accounts for 10% or more of your revenues for the periods presented and give the percentage.

    Response: The Partnership has revised page 22 of the Prospectus in accordance with the Staff's comment.

Risk Inherent in an Investment in Us, page 28

  13.
  Please include a separate risk factor that addresses your ability to pay your quarterly cash distributions from working capital borrowings. Clearly state the source of your working capital borrowings and the impact this may have on your working capital requirements. In addition, discuss the impact on the value of the common units.

    Response: The Partnership has added a separate risk factor regarding its ability to pay its quarterly cash distributions from working capital borrowings on page 33 of the Prospectus.

Dilution, page 41

  14.
  We were unable to recompute the pro forma tangible book value per common unit before the offering of $(0.08). Supplementally tell us how you arrived at this amount based upon the formula provided in footnote 1.

    Response: The Partnership supplementally advises the Staff that it calculated the $(0.08) pro forma net tangible book value per common unit before the offering as follows:

Net tangible book value before the offering	$35,103,000
Less
Working capital assets being retained by United States Shipping Master LLC and not being transferred to the Partnership	$30,960,000
Deferred tax adjustment	4,151,000
Other assets being retained by United States Shipping Master LLC and not being transferred to the Partnership	599,000

Pro forma net tangible book value before the offering	$(607,000)

Number of outstanding units	8,076,446

Net tangible pro forma book value per common unit before the offering	$(0.08)

Ms. Sara W. Dunton
October 12, 2004

    As a result of the increase in the size of the offering, the pro forma net tangible book value per common unit before the offering of $(0.04) included in the Prospectus was computed as follows:

Net tangible book value before the offering	$35,103,000
Less
Working capital assets being retained by United States Shipping Master LLC and not being transferred to the Partnership	$30,960,000
Deferred tax adjustment	3,838,000
Other assets being retained by United States Shipping Master LLC and not being transferred to the Partnership	599,000

Pro forma net tangible book value before the offering	$(294,000)

Number of outstanding units	8,183,352

Net tangible pro forma book value per common unit before the offering	$(0.04)

Operating Surplus and Capital Surplus, page 42

  15.
  In the next amendment please replace "operating surplus" with a term that better describes the concept. See the first full paragraph on page 43, which makes clear that what you call "operating surplus" is confusingly named.

    Response: The Partnership has replaced the term "operating surplus" with "basic surplus" throughout the Prospectus and the partnership agreement.

Distribution of Cash upon liquidation, page 50

  16.
  If the general partner and its affiliates could do better than common unit-holders in the event of a liquidation, please describe.

    Response: In the event of a liquidation, neither the general partner interest nor the subordinated units have a priority on distributions to the common units. Rather, the general partner interest held by the general partner will receive distributions on a pari passu basis with the holders of the common units. Holders of the subordinated units will receive distributions on a subordinated basis until any arrearages in the minimum quarterly distribution on the common units have been paid in full and thereafter on a pari passu basis with the holders of the common units. In the event certain levels of net gains are achieved, the holder of the incentive distribution rights may receive increasing percentages of the gains, although distributions in respect of such gains will be on a pari passu basis with common unit holders all as set forth on pages 50-51 of the Prospectus.

Business, page 93

  17.
  Recast the statement that you have "a reputation for high standards" on page 98, as your belief or supplementally substantiate. Revise the summary and Management's Discussion and Analysis accordingly.

    Response: The Partnership has made the requested revision on pages 2, 3 and 97 of the Prospectus.

Ms. Sara W. Dunton
October 12, 2004

Security Ownership of Certain Beneficial Owners and Management, page 127

  18.
  With respect to any beneficial owner whose common units are subject to the over-allotment option, include a selling shareholder table listing the unit amounts such person might have redeemed if identical units are sold for the over-allotment option and identify each such beneficial owner as a "deemed underwriter" in the event the over-allotment option is exercised.

    Response: The Partnership has included the requested information on page 126 of the Prospectus.

Certain Relationships and Related Party Transactions, page 129

  19.
  Revise this section to discuss the redemption of common units held by the Master LLC. The discussion should include a clear account of the redemption, including reasons for the redemption, the principle followed to determine the redemption price, the identity of the persons making the determination, and the original cost of the common units. Refer to Item 404 of the Regulation S-K.

    Response: The Partnership has included the requested information on page 128 of the Prospectus.

Fiduciary Duties, page 136

  20.
  Revise the second paragraph to clarify that the provisions restricting fiduciary duties are in place to disadvantage common unitholders by attempting to deprive them of legal remedies in the event the general partner violates his fiduciary duty. Delete the added material which appears inconsistent with this statement. If you disagree, please supplementally explain why.

    Response: The Partnership has revised page 136 of the Prospectus to clarify the disclosure as requested by the Staff and to delete the portion of the added material that appears inconsistent.

Material Tax Consequences, page 159

  21.
  It is inappropriate to refer to an opinion as a "summary." Please revise the first sentence of this section.

    Response: The Partnership has changed the word "summary" to "discussion" on page 159 of the Prospectus."

Unaudited Pro Forma Consolidated Statement of Operations, pages F-4 and F-5

  22.
  We note your pro forma weighted average units outstanding of approximately 13.8 million units include all 6 million common units issued in the IPO. It is staff position that the denominator in computing pro forma EPS (i.e. net income per unit) should include only those common units whose proceeds are being reflected in pro forma adjustments to the consolidated statements of operations (i.e. debt repayment). In this regard, the common units whose proceeds will be used for general corporate purposes (i.e. working capital) and other purposes that are not reflected in an adjustment to the consolidated statement of operations should not be used in computing EPS. However, you may present "additional" EPS data reflecting the issuance of all shares if this information if considered meaningful. If additional EPS is reflected on the face of the pro forma consolidated statements of operations, it should be labeled appropriately. Please revise this pro forma consolidated financial statement section as well as the summary/selected historical and pro forma financial and operating data sections (pages 14 and 64), accordingly.

    Response: The Partnership has revised the pro forma financial information appearing in the Prospectus in accordance with the Staff's comment.

Ms. Sara W. Dunton
October 12, 2004

Note 1—Basis of Presentation, the Offering and Other Transactions, page F-6

  23.
  In the last paragraph of note 1, you state that approximately $1.7 million of incremental general and administrative expenses will be incurred on an annual basis and the pro forma statements do not include any adjustment for these estimated incremental costs. However, as the pro forma statements give effect to the offering as a public company and the amount of estimated incremental expenses is significant to your results of operations, you should specifically include these incremental expenses as an adjustment to your pro forma statement of operations. In this regard, the pro forma statement of operations should be indicative of the ongoing entity representing adjustments that are expected to have a continuing impact. Please revise your annual and interim pro forma statements of operations, accordingly.

    Response: The Partnership has revised the pro forma financial information to include the $1.7 million of incremental general and administrative expenses estimated by management as the costs to be incurred as a public company.

Note 2—Pro Forma Adjustments and Assumptions, page F-7

  24.
  We note your disclosure of assumptions for pro forma adjustment (B) relating to the retention by United States Shipping Master LLC or its affiliates of certain assets. You indicate that $1,500,000 of payables to certain entities currently included as subsidiaries of the United States Shipping Master that will not be included in the U.S. Shipping Partners, L.P. In this regard, please either revise or supplementally explain why this pro forma adjustment is characterized as credit rather than a debit to accounts payable in the amount of $1,493,000 on the face of the unaudited pro forma consolidated balance sheet (page F-3).

    Response: The Partnership has revised Note B to clarify the nature of the adjustment. The Partnership also supplementally advises the Staff that this amount represents the accounts payable to certain subsidiaries of Shipping Master by other subsidiaries of Shipping Master that were historically eliminated in consolidation. These payables, which are being assumed by the Partnership, are payable to subsidiaries of Shipping Master that will not be contributed to the Partnership. As a result, the overall accounts payable of the Partnership will increase and result in the Partnership having a payable to these subsidiaries of Shipping Master not contributed to the Partnership and these subsidiaries having a receivable from the Partnership that will no longer be eliminated in consolidation.

Financial Statements

General

  25.
  Provide a currently dated consent from the independent public accountant in the amendment.

    Response: The Partnership has complied with this comment.

Ms. Sara W. Dunton
October 12, 2004

Estimated Available Cash From Operating Surplus, page D-1

  26.
  Pro forma net income for the year ended December 31, 2003 and the six months ended June 30, 2004 of $8,787,000 and $4,062,000, respectively, do not agree to the amounts presented on the face of the unaudited pro forma consolidated statements of operations for the year ended December 31, 2003 (page F-4) and six months ended June 30, 2004 (page F-5). Please revise accordingly.

    Response: The Partnership has revised the table in accordance with the Staff's comment.

Item 16. Exhibits

  27.
  Please provide us with your tax and legality opinions in the next amendment.

    Response: The tax and legality opinions are included in Amendment No. 2.

Signatures

  28.
  Please revise the signature page to indicate who is signing in the capacity of principal financial officer. Refer to Instruction 2 to the Signature section of Form S-1.

    Response: The Partnership has revised the signature page in response to the Staff's comment.

        If you have any additional comments or questions, please feel free to contact the undersigned at (212) 318-3219 or Yvan-Claude Pierre at (212) 318-3084

                      Very truly yours,
                      Roy L. Goldman

Enclosures

cc:
Jean Yu
David Humphrey
Hanna Teshome
Paul Gridley
William Cooper, Esq.
Mike Rosenwasser, Esq.